Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3)	Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Loss) (Thousands) (6)	Adjusted EBITDA (Thousands) (7)
Mr. Lau
2024	$4,008,421	$5,479,320	$866,642	$314,717	$50.35	$142.93	$(9,066)	$39,610
2023	$6,278,891	$9,122,181	$1,492,124	$1,173,599	$44.74	$128.14	$(56,577)	$2,717
Mr. Wasserman
2024	$—	$—	$866,642	$314,717	$50.35	$142.93	$(9,066)	$39,610
2023	$2,590,721	$4,087,512	$1,492,124	$1,173,599	$44.74	$128.14	$(56,577)	$2,717
Mr. Burger
2024	$—	$—	$866,642	$314,717	$50.35	$142.93	$(9,066)	$39,610
2023	$5,765,083	$4,389,702	$1,492,124	$1,173,599	$44.74	$128.14	$(56,577)	$2,717
2022	$3,772,291	$(3,308,677)	$994,972	$25,828	$58.40	$109.59	$(26,756)	$13,473
2021	$3,962,999	$1,273,454	$1,037,188	$567,590	$139.07	$137.74	$(39,946)	$23,784
2020	$3,507,456	$6,009,483	$1,016,201	$1,180,454	$140.28	$119.96	$629	$9,929

Company Selected Measure Name	In the Company's assessment, Adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return) used by the Company in 2024 to link compensation actually paid to performance. Adjusted EBITDA is a non-GAAP financial measure. A reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure is provided in Appendix A to this proxy statement.
Named Executive Officers, Footnote	Non-PEO NEOs for 2024 include Mr. Horwath, Mr. Delnick, Mr. Wasserman, Mr. Sexton, and Mr. Muhich. Mr. Wasserman is included as a Non-PEO NEO for his services as Chair of the Board of Directors and Executive Chair through April 15, 2024. For 2023, Non-PEO NEOs included Mr. Muhich and Mr. Sexton. During this period, Mr. Wasserman was included as our PEO due to his role as Executive Chair managing the Company during the CEO transition. For 2022, Non-PEO NEOs included Mr. Muhich, Mr. Sexton, and Mr. Beadle. In 2021, Non-PEO NEOs included Mr. Muhich, Katrona Tyrrell, and Mr. Beadle. For 2020, Non-PEO NEOs included Mr. Muhich, Ms. Tyrrell, Yazid Tohme, Ph.D., and Mr. Beadle.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote	:

Mr. Lau
Prior Fiscal Year-End	12/31/2023
Current Fiscal Year-End	12/31/2024
Fiscal Year	2024
“Total” as reported in Summary Compensation Table (“SCT”)	$4,008,421
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,956,795)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,587,921
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	1,040,883
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(201,110)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$5,479,320

Non-PEO NEO Average Total Compensation Amount	$ 866,642	$ 1,492,124	$ 994,972	$ 1,037,188	$ 1,016,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 314,717	$ 1,173,599	25,828	567,590	1,180,454
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of average of the “compensation actually paid” to each of our non-PEO NEOs for the fiscal year, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such non-PEO NEOs during the applicable year.	In accordance with SEC rules, the following adjustments were made to total compensation to determine the average of the compensation actually paid to our non-PEO NEOs:

Average Non-PEO NEOs
Prior Fiscal Year-End	12/31/2023
Current Fiscal Year-End	12/31/2024
Fiscal Year	2024
Average “Total” as reported in the (SCT)	$866,642
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(496,178)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Fiscal Year	482,904
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	3,729
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(164,182)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(378,198)
Compensation Actually Paid	$314,717

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid (CAP) and Cumulative Company TSR and Russell 2000 Index
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 50.35	$ 44.74	58.40	139.07	140.28
Peer Group Total Shareholder Return Amount	142.93	128.14	109.59	137.74	119.96
Net Income (Loss)	$ (9,066,000)	$ (56,577,000)	$ (26,756,000)	$ (39,946,000)	$ 629,000
Company Selected Measure Amount	39,610,000	2,717,000	13,473,000	23,784,000	9,929,000
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue adjusted for the impact of acquisitions and divestitures
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“TSR”) compared to the TSRs of the companies in the Russell 2000 Growth Index
Lau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,008,421	$ 6,278,891
PEO Actually Paid Compensation Amount	5,479,320	9,122,181
Wasserman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	2,590,721
PEO Actually Paid Compensation Amount	0	4,087,512
Burger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	5,765,083	$ 3,772,291	$ 3,962,999	$ 3,507,456
PEO Actually Paid Compensation Amount	0	$ 4,389,702	$ (3,308,677)	$ 1,273,454	$ 6,009,483
PEO | Lau [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,956,795)
PEO | Lau [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,587,921
PEO | Lau [Member] | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,040,883
PEO | Lau [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lau [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,110)
PEO | Lau [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lau [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,178)
Non-PEO NEO | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,904
Non-PEO NEO | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,729
Non-PEO NEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,182)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (378,198)